Management Of Financial Risks And Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Management Of Financial Risks And Financial Instruments [Abstract]
Management Of Financial Risks And Financial Instruments
33.	Management of financial risks and financial instruments

(a) Overview
The Group is exposed to the following risks:

(i)	Credit risk;
(ii)	Liquidity risk;
(iii)	Market risk;

•	Currency risk;

•	Interest rate risk;

•	Price risk.
(iv)	Operating risk.

(b) Risk management structure
Management has overall responsibility for establishing and supervising the risk management structure of the Group. Risk Management is under a separated structure from business areas, reporting directly to senior management, to ensure exemption of conflict of interest, and segregation of functions appropriate to good corporate governance and market practices.
The risk management policies of the Group are established to identify and analyze the risks faced, to set appropriate risk limits and controls, and to monitor risks and adherence to the limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the activities of the Group. The Group, through its training and management standards and procedures, developed a disciplined and constructive control environment within which all its employees are aware of their duties and obligations.
Regarding the subsidiary XP CCTVM and the others subsidiaries components of XP Prudential Conglomerate (Brazilian Central Bank oversight definition), the organizational structure is based on the recommendations proposed by the Basel Accord, in which procedures, policies and methodology are formalized consistent with risk tolerance and with the business strategy and the various risks inherent to the operations and/or processes, including market, liquidity, credit and operating risks. The Group seek to follow the same risk management practices as those applying to all companies.
Such risk management processes are also related to going concern management procedures, mainly in terms of formulating impact analyses, business continuity plans, contingency plans, backup plans and crisis management.
(c) Credit risk
Credit risk is defined as the possibility of losses associated with the failure, by the borrower or counterparty, of their respective financial obligations under the agreed terms, the devaluation of the credit agreement resulting from the deterioration in the borrower’s risk rating, the reduction gains or remuneration, the advantages granted in the negotiation and the costs of recovery.
The Risk Management document establishes its credit policy based on the composition of the portfolio by security, by internal rating of issuer and/or the issue, by the current economic activity, by the duration of the portfolio, by the macroeconomic variables, among others.
The Credit Analysis department is also actively involved in this process and it is responsible for assessing the credit risk of issues and issuers with which it maintains or intends to maintain credit relationships, also using an internal credit risk allocation methodology (rating) to classify the likelihood of loss of counterparties.
Management undertakes credit quality analysis of assets that are not past due or reduced to recoverable value. As of December 31, 2019 and 2018, such assets were substantially represented by Securities purchased under agreements to resell of which the counterparties are Brazilian banks with low credit risk, securities issued by the Brazilian government, as well as derivative financial instruments transactions, which are mostly traded on the stock exchange (B3 S.A. – Brasil, Bolsa, Balcão) and which, therefore, have its guarantee.

The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2019	2018
Financial assets
Securities purchased under agreements to resell	9,490,090	6,570,609
Securities	27,326,481	7,142,041
Public securities	20,381,125	4,704,604
Private securities	6,945,356	2,437,437
Derivative financial instruments	4,085,004	1,692,031
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423

Total	41,888,778	16,582,616

(d) Liquidity risk
Liquidity risk is the possibility that the institution will not be able to efficiently honor its expected, unexpected, current or future obligations.
Liquidity management operates in line with the Group’s strategy and business model, being compatible with the nature of operations, the complexity of its products and the relevance of risk exposure. This liquidity management policy establishes actions to be taken in cases of liquidity contingency, and these must be sufficient to generate a new meaning for cash within the required minimum limits.
The group maintains an adequate level of liquidity at all times, always working with a minimum cash limit. This is done through management that is compatible and consistent with your ability obtaining resources in the market, with its budgetary targets for the evolution of the volume of its assets and is based on the management of cash flows, observing the minimum limits of daily cash balances and cash needs projections, in the management of stocks of highly liquid assets and simulations of adverse scenarios.
Risk structure and management are the responsibility of the Risk department, reporting to the Executive Board, thus avoiding any conflict of interest with departments that require liquidity.
(d1) Maturities of financial liabilities
The tables below summarizes the Group’s financial liabilities into groupings based on their contractual maturities:

	2019
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow
Securities loaned	2,021,707	—	—	—	—	2,021,707
Derivative financial instruments	1,557,088	211,882	685,566	732,286	42,414	3,229,236
Securities sold under repurchase agreements	15,638,407	—	—	—	—	15,638,407
Securities trading and intermediation	9,114,546	—	—	—	—	9,114,546
Borrowings and lease liabilities	8,239	26,258	81,953	521,034	—	637,484
Debentures	—	—	435,230	400,000	—	835,230
Accounts payables	266,813	—	—	—	—	266,813
Other financial liabilities	79,157	—	—	—	19,474	98,631

Total	28,685,957	238,140	1,167,519	1,688,550	61,888	31,842,054

	2018
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow
Securities loaned	770,270	478,741	10,568	—	—	1,259,579
Derivative financial instruments	152,971	182	242,506	560,798	34,942	991,399
Securities sold under repurchase agreements	68,738	5,439,405	1,132,551	—	—	6,640,694
Securities trading and intermediation	5,306,628	—	—	—	—	5,306,628
Borrowings and lease liabilities	19,032	22,752	72,705	355,120	—	469,609
Debentures	—	—	—	406,538	—	406,538
Accounts payables	134,579	—	—	—	—	134,579
Other financial liabilities	7,011	—	—	—	—	7,011

Total	6,459,229	5,941,080	1,458,330	1,322,456	34,942	15,216,037

(e) Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises mainly three types of risk: foreign exchange variation, interest rates and share prices.
The aim of market risk management is to control exposure to market risks, within acceptable parameters, while optimizing return.
Market risk management for operations is carried out through policies, control procedures and prior identification of risks in new products and activities, with the purpose to maintain market risk exposure at levels considered acceptable by the Group and to meet the business strategy and limits defined by the Risk Committee.
The main tool used to measure and control the exposure risk of the Group to the market, mainly in relation to their trading assets portfolio, is the Maps Luna program, which calculates the capital allocation based on the exposure risk factors in the regulations issued by Brazil Central Bank (“BACEN”) for financial institutions, which are taken as a basis for the verification of the risk exposure of the assets of the Group.
In order to comply with the provisions of the regulatory body, the financial institutions of the Group make daily control of the exposure by calculating the risk portions, recording the results in Document 2011—Daily Statement of Capital Requirements (DDR) in BACEN Circular Letter No, 3,331/08, submitting it daily to this institution.
With the formalized rules, the Risk Department has the objective of controlling, monitoring and ensuring compliance with the pre-established
limits, and may refuse, in whole or in part, to receive and/or execute the requested transactions, upon immediate communication to customers, in addition to intervening in cases of non-compliance
and reporting all atypical events to the Committee.
In addition to the control performed by the tool, the Group adopt guidelines to control the risk of the assets that mark the Treasury operations so that the own portfolios of the participating companies are composed of assets that have low volatility and, consequently, less exposure to risk, In the case of non-compliance
with the operational limits, the Treasury Manager shall take the necessary measures to reframe as quickly as possible.

(e1) Currency risk
The Group is subject to foreign currency risk as they hold interest in XP Holding International, XP Advisors Inc, and XP Holding UK Ltd, whose equity as of December 31, 2019 was USD 43,323 thousand (US$ 37,671 thousand as of December 31, 2018), US$ 744 thousand (US$ 313 thousand as of December 31, 2018) and GBP 3,059 thousand (GBP 4,337 thousand as of December 31, 2018) respectively.
The risk of the XP Holding International and XP Advisors Inc, is hedged with the objective of minimizing the volatility of the functional currency (BRL) against the US$ arising from foreign investment abroad (see Note 9).
The foreign currency exposure risk of XP Holding UK Ltd, is not hedged.
On December 31, 2017, the Company had a borrowing denominated in US$, which was settled in the amount of R$ 778,481 on August 31, 2018.
(e2) Interest rate risk
It arises from the possibility that the Group incur in gains or losses arising from fluctuations in interest rates on its financial assets and liabilities.
Below are presented the risk rates that The Group are exposed:

•	Selic/DI

•	IGPM

•	IPCA

•	PRE

•	TJLP

•	Foreign exchange coupon
(e3) Price risk
Price risk is the risk arising from the change in the price of the investment fund portfolio and of shares listed on the stock exchange, held in the portfolio of the Group, which may affect its profit or loss, The price risk is controlled by the management of the Group, based on the diversification of its portfolio and/or through the use of derivatives contracts, such as options or futures.
(e4) Sensitivity analysis
According to the market information, the Group performed the sensitivity analysis by market risk factors considered relevant. The largest losses, by risk factor, in each of the scenarios were presented with an impact on the profit or loss, providing a view of the exposure by risk factor of the Group in exceptional scenarios. The following sensitivity analyzes do not consider the functioning dynamics of risk and treasury areas, since once these losses are detected, risk mitigation measures are quickly triggered, minimizing the possibility of significant losses.

		2019
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(907)	(163,057)	(445,866)
Exchange coupons	Foreign currencies coupon rate	(67)	570	(854)
Foreign currencies	Exchange rates	(2,102)	(1,493)	43,908
Price indexes	Inflation coupon rates	(63)	(782)	(301)
Shares	Shares prices	(442)	(8,780)	(57,390)

		(3,581)	(173,542)	(460,503)

		2018
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(559)	(11,441)	(22,881)
Exchange coupons	Foreign currencies coupon rate	(9)	(5,764)	(11,529)
Foreign currencies	Exchange rates	(386)	(978)	(5,027)
Price indexes	Inflation coupon rates	(16)	(798)	(1,597)
Shares	Shares prices	877	(6,584)	4,873

		(93)	(25,565)	(36,161)

Scenario I: Increase of 1 basis point in the rates in the fixed interest rate yield, exchange coupons, inflation and 1 percentage point in the prices of shares and currencies;
Scenario II: Project a variation of 25 percent in the rates of the fixed interest yield, exchange coupons, inflation, both rise and fall, being considered the largest losses resulting by risk factor; and
Scenario III: Project a variation of 50 percent in the rates of the pre-fixed
interest yield, exchange coupons, inflation and interest rates, both rise and fall, being considered the largest losses resulting by risk factor.
(f) Operating risk
Operational risk is characterized by the possibility of losses resulting from external events or failure, deficiency or inadequacy of internal processes, people and systems, including legal risk. Operational risk events include the following categories: internal fraud; external fraud; labor demands and poor workplace safety; inappropriate practices relating to customers, products and services; damage to physical assets owned or used by XP; situations that cause the interruption of XP’s activities; and failures in information technology systems, processes or infrastructure.
The Group’s main objective is to ensure the identification, classification and monitoring of situations that may generate financial losses, given the companies’ reputation, as well as any regulatory assessment due to the occurrence of an operational risk event, XP adopts the model of 3 lines of defense, in which the main responsibility for the development and implementation of controls to deal with operational risks is attributed to the Management within each business unit, seeking to manage mainly:

(i)	Requirements of segregation of functions, including independent authorization for transactions;

(ii)	Requirements of reconciliation and monitoring of transactions;

(iii)	Compliance with legal and regulatory requirements;

(iv)	Documentation of controls and procedures;

(v)	Requirements of periodic assessment of the operating risks faced and the adequacy of the controls and procedures for dealing with the identified risks;

(vi)	Development of contingency plans;

(vii)	Professional training and development; and

(viii)	Ethical and business standards;

In addition, the Group’s financial institutions, in compliance with the provisions of Article 4, paragraph 2, of Resolution No, 3,380 / 06 of the National Monetary Council (“CMN”) of June 27, 2006, have a process that covers institutional policies, procedures, contingency and business continuity plans and systems for the occurrence of external events, in addition to formalizing the single structure required by the regulatory agency.